ACTIVE ASSETS MONEY TRUST       Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Active Assets Money Trust for the six-month period ended December 31, 1997.

As of December 31, 1997, the Trust had net assets totaling $9.9 billion with an average life of 75 days. The Trust's annualized net investment income for the six-month period under review was 5.26 percent, and its 30-day annualized yield for December was 5.32 percent.

MARKET OVERVIEW

After rising by about 25 basis points late in the first quarter of 1997, money market yields held remarkably stable during the remainder of the year. The target rate for federal funds remained constant at 5 1/2 percent from March 25, 1997, through year - end. Overall economic conditions in the United States continue to be excellent, while inflation has remained quite moderate. The unemployment rate reached a 24-year low during the year.

Aided by favorable demographic trends, cash flows into financial assets were robust throughout 1997. Money market funds were certainly no exception, as total assets in all such funds surpassed $1 trillion for the first time early in August. We historically have avoided making any direct investments in Asian financial institutions because of their relatively slim levels of capital strength. As a result, exposure to credit rating downgrades, which many such entities have been experiencing recently, has been averted.

PORTFOLIO COMPOSITION AND STRUCTURE

On December 31, 1997, approximately 82 percent of the Trust's portfolio was invested in high-quality commercial paper, 9 percent in certificates of deposit and short-term bank notes of major, financially strong commercial banks, 1 percent in the bankers' acceptances of such institutions and the remaining 8 percent in federal agency and U.S. Treasury obligations. At

ACTIVE ASSETS MONEY TRUST

LETTER TO THE SHAREHOLDERS December 31, 1997 continued

the end of the period under review, approximately 90 percent of the Trust's holdings were due to mature in less than four months. Therefore, the portfolio is well positioned for stability of value with a high degree of liquidity. We continue to operate the Trust in a straightforward, conservative style without structured notes or derivatives that could fluctuate excessively with changing interest rates. As always, the Trust serves as a useful investment for those seeking liquidity, preservation of capital and a yield that reflects prevailing money market conditions.

LOOKING AHEAD

At this time we anticipate a slight moderation in the pace of economic activity during the first half of 1998, with no major adverse surprises in the rate of inflation. We do not expect investment yields available to the Trust early in 1998 to differ dramatically from those available during the second half of 1997.

We appreciate your ongoing support of Active Assets Money Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited)

                                                             ANNUALIZED
PRINCIPAL                     DESCRIPTION                       YIELD
AMOUNT IN                         AND                        ON DATE OF
THOUSANDS                    MATURITY DATE                    PURCHASE           VALUE
------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (81.9%)
              Automotive - Finance (10.9%)
$425,000      Chrysler Financial Corp.
               01/22/98 - 04/20/98.......................    5.73 - 5.85%    $ 418,672,850
 226,300      Ford Motor Credit Co.
               01/06/98 - 02/18/98.......................    5.59 - 5.76       225,576,013
 435,100      General Motors Acceptance Corp.
               01/12/98 - 04/13/98.......................    5.71 - 5.83       431,065,382
                                                                             -------------
                                                                             1,075,314,245
                                                                             -------------
              Bank Holding Companies (11.6%)
 275,000      Bankers Trust New York Corp.
               01/26/98 - 05/08/98.......................    5.69 - 5.83       271,620,589
 115,000      Chase Manhattan Corp.
               01/26/98 - 04/22/98.......................    5.67 - 5.77       113,686,672
  95,000      Corestates Capital Corp.
               01/05/98 - 03/30/98.......................    5.63 - 5.71        94,471,813
  85,000      First Chicago NBD Corp.
               04/17/98 - 05/18/98.......................    5.79 - 5.82        83,415,646
 480,000      Morgan (J.P.) & Co. Inc.
               04/09/98 - 04/30/98.......................    5.79 - 5.81       471,753,647
  50,000      PNC Funding Corp.
               03/27/98..................................       5.81            49,324,722
  70,000      Republic New York Corp.
               02/10/98..................................       5.70            69,569,111
                                                                             -------------
                                                                             1,153,842,200
                                                                             -------------
              Banks - Commercial (33.7%)
 100,000      Abbey National North America Corp.
               02/02/98 - 03/31/98.......................    5.67 - 5.71        98,923,711
 100,000      ABN - AMRO North America Finance Inc.
               03/26/98..................................       5.78            98,672,333
  80,000      A N Z (DE) Inc.
               01/28/98 - 02/25/98.......................    5.67 - 5.95        79,531,375
 183,400      Barclays U.S. Funding Corp.
               02/19/98 - 03/12/98.......................    5.75 - 5.81       181,686,195
 260,000      Canadian Imperial Holdings Inc.
               02/05/98 - 03/18/98.......................    5.75 - 5.82       257,523,613
  74,150      Commerzbank U.S. Finance Corp.
               01/20/98 - 01/27/98.......................    5.74 - 5.78        73,902,781
 380,000      Deutsche Bank Financial Inc.
               02/09/98 - 04/09/98.......................    5.60 - 5.79       376,398,822
 412,900      Dresdner U.S. Finance Inc.
               01/02/98 - 04/13/98.......................    5.64 - 5.82       409,850,702
 350,950      International Nederlanden (U.S) Funding
               Corp.
               03/06/98 - 06/05/98.......................    5.72 - 5.82       345,263,835
 430,000      National Australia Funding (DE) Inc.
               01/14/98 - 03/19/98.......................    5.64 - 5.75       426,892,222
 150,000      Rabobank U.S.A. Finance Corp.
               04/01/98..................................       5.69           147,926,250

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

                                                             ANNUALIZED
PRINCIPAL                     DESCRIPTION                       YIELD
AMOUNT IN                         AND                        ON DATE OF
THOUSANDS                    MATURITY DATE                    PURCHASE           VALUE
------------------------------------------------------------------------------------------
$260,000      Societe Generale N.A. Inc.
               02/09/98 - 03/31/98.......................    5.61 - 5.82%    $ 257,069,020
 329,400      Toronto Dominion Holdings USA Inc.
               01/27/98 - 06/18/98.......................    5.66 - 5.80       325,793,755
 250,000      WestPac Capital Corp.
               03/24/98 - 04/20/98.......................    5.76 - 5.79       246,476,597
                                                                             -------------
                                                                             3,325,911,211
                                                                             -------------
              Brokerage (3.7%)
 361,850      Goldman Sachs Group L.P.
               01/02/98 - 03/09/98.......................    5.80 - 6.07       360,724,056
                                                                             -------------
              Chemicals (0.3%)
  30,000      DuPont (E.I) de Nemours & Co.
               01/29/98..................................       5.67            29,871,667
                                                                             -------------
              Finance - Commercial (3.8%)
 379,300      CIT Group Holdings, Inc.
               01/15/98 - 03/18/98.......................    5.61 - 5.68       376,538,068
                                                                             -------------
              Finance - Consumer (4.5%)
  13,450      American Express Credit Corp.
               01/02/98..................................       6.25            13,447,665
 130,000      Avco Financial Services Inc.
               01/22/98 - 02/25/98.......................    5.65 - 5.77       129,237,436
 180,000      Beneficial Corp.
               01/29/98 - 04/07/98.......................    5.66 - 5.83       178,789,615
 120,000      Household Finance Corp.
               01/28/98 - 04/24/98.......................    5.62 - 5.81       118,540,583
                                                                             -------------
                                                                               440,015,299
                                                                             -------------
              Finance - Corporate (2.9%)
 290,000      Ciesco, L.P.
               03/09/98 - 04/06/98.......................    5.75 - 5.79       286,330,569
                                                                             -------------
              Finance - Diversified (7.1%)
 171,300      Associates Corp. of North America
               01/07/98 - 04/07/98.......................    5.77 - 6.14       169,890,288
  50,000      Commercial Credit Co.
               02/12/98..................................       5.70            49,673,917
 491,800      General Electric Capital Corp.
               01/06/98 - 07/16/98.......................    5.62 - 5.84       487,922,142
                                                                             -------------
                                                                               707,486,347
                                                                             -------------
              Finance - Equipment (0.3%)
  27,450      Deere (John) Capital Corp.
               02/25/98..................................       5.69            27,215,569
                                                                             -------------
              Household Products (0.1%)
  10,000      Procter & Gamble Co.
               04/17/98..................................       5.70             9,836,289
                                                                             -------------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

                                                             ANNUALIZED
PRINCIPAL                     DESCRIPTION                       YIELD
AMOUNT IN                         AND                        ON DATE OF
THOUSANDS                    MATURITY DATE                    PURCHASE           VALUE
------------------------------------------------------------------------------------------
              Office Equipment (1.0%)
$ 95,000      IBM Credit Corp.
               01/22/98 - 03/05/98.......................    5.68 - 5.77%    $  94,393,742
                                                                             -------------
              Retail (1.0%)
  95,000      Sears Roebuck Acceptance Corp.
               01/21/98 - 01/23/98.......................       5.78            94,681,917
                                                                             -------------
              Utilities - Finance (1.0%)
 100,000      National Rural Utilities Cooperative
               Finance Corp.
               04/27/98..................................       5.79            98,173,000
                                                                             -------------
              TOTAL COMMERCIAL PAPER
              (Amortized Cost $8,080,334,179)...........................     8,080,334,179
                                                                             -------------
              SHORT-TERM BANK NOTES (3.1%)
  49,250      Bank of America NT & SA
               03/03/98 - 05/11/98.......................    5.74 - 5.96        49,250,000
 100,000      BankBoston, N.A.
               01/23/98 - 03/19/98.......................    5.64 - 5.66       100,000,000
  25,000      Corestates Bank, N.A.
               04/15/98..................................       5.78            25,000,000
  90,000      F.C.C. National Bank
               04/22/98..................................       5.77            90,000,000
  40,000      La Salle National Bank
               03/23/98..................................       5.82            40,000,000
                                                                             -------------
              TOTAL SHORT-TERM BANK NOTES
              (Amortized Cost $304,250,000).............................       304,250,000
                                                                             -------------
              U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.3%)
 334,000      Federal Farm Credit Bank
               06/25/98 - 12/15/98.......................    5.61 - 5.75       321,862,483
  90,000      Federal Home Loan Banks
               06/19/98 - 09/04/98.......................    5.68 - 5.74        87,251,821
  74,800      Federal Home Loan Mortgage Corp.
               02/13/98 - 08/28/98.......................    5.67 - 5.70        72,840,727
 130,000      Federal National Mortgage Assoc.
               05/27/98 - 06/22/98.......................    5.66 - 5.75       126,779,717
  28,850      Student Loan Marketing Assoc.
               06/30/98..................................       5.68            28,069,607
  84,400      U.S. Treasury Bills
               02/05/98 - 05/28/98.......................    5.52 - 5.96        83,104,375
                                                                             -------------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Amortized Cost
              $719,908,730).............................................       719,908,730
                                                                             -------------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1997 (unaudited) continued

                                                             ANNUALIZED
PRINCIPAL                     DESCRIPTION                       YIELD
AMOUNT IN                         AND                        ON DATE OF
THOUSANDS                    MATURITY DATE                    PURCHASE           VALUE
------------------------------------------------------------------------------------------
              CERTIFICATES OF DEPOSIT (6.3%)
$300,000      Chase Manhattan Bank (USA)
               01/29/98 - 02/26/98.......................    5.68 - 5.75%    $  300,000,000
 324,500      Union Bank of California, N.A.
               02/02/98 - 04/21/98.......................    5.75 - 5.82        324,500,000
                                                                             --------------
              TOTAL CERTIFICATES OF DEPOSIT
              (Amortized Cost $624,500,000).............................        624,500,000
                                                                             --------------
              BANKERS' ACCEPTANCES (1.2%)
  75,000      Corestates Bank, N.A.
               01/06/98 - 06/09/98.......................    5.64 - 5.78         74,366,768
  15,000      Chase Manhattan Bank, N.A.
               06/01/98..................................       5.79             14,645,779
  30,000      Wachovia Bank, N.A.
               02/17/98..................................       5.72             29,779,100
                                                                             --------------
              TOTAL BANKERS' ACCEPTANCES
              (Amortized Cost $118,791,647).............................        118,791,647
                                                                             --------------
              REPURCHASE AGREEMENT (0.1%)
     965      The Bank of New York
               01/02/98 (dated 12/31/97; proceeds
               $965,021) (a) (Identified Cost
               $964,813).................................      3.875                964,813
                                                                             --------------
              TOTAL INVESTMENTS
              (Amortized Cost $9,848,749,369) (b)................. 99.9%      9,848,749,369
              CASH AND OTHER ASSETS
              IN EXCESS OF LIABILITIES............................. 0.1           9,746,881
                                                                  -----      --------------

              NET ASSETS......................................... 100.0%     $9,858,496,250
                                                                  =====      ==============

---------------------
(a) Collateralized by $782,982 U.S. Treasury Bond 7.875% due 02/15/21 valued at $984,110.

(b) Cost is the same for federal income tax purposes.

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (amortized cost $9,848,749,369)....................................    $9,848,749,369
Cash................................................................            90,000
Interest receivable.................................................        13,525,902
Prepaid expenses and other assets...................................           353,195
                                                                        --------------

    TOTAL ASSETS....................................................     9,862,718,466
                                                                        --------------

LIABILITIES:
Payable for:
    Investment management fee.......................................         2,624,983
    Plan of distribution fee........................................           932,459
    Shares of beneficial interest repurchased.......................           185,842
Accrued expenses and other payables.................................           478,932
                                                                        --------------

    TOTAL LIABILITIES...............................................         4,222,216
                                                                        --------------

    NET ASSETS......................................................    $9,858,496,250
                                                                        ==============

COMPOSITION OF NET ASSETS:
Paid-in-capital.....................................................    $9,858,493,716
Accumulated undistributed net investment income.....................             2,534
                                                                        --------------

    NET ASSETS......................................................    $9,858,496,250
                                                                        ==============

NET ASSET VALUE PER SHARE,
 9,858,493,716 shares outstanding
 (unlimited shares authorized of $.01 par value)....................             $1.00
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1997 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.......................................................    $284,449,207
                                                                          ------------

EXPENSES
Investment management fee.............................................      14,109,337
Plan of distribution fee..............................................       4,988,393
Transfer agent fees and expenses......................................       2,149,307
Registration fees.....................................................         386,648
Custodian fees........................................................         175,452
Shareholder reports and notices.......................................         163,091
Professional fees.....................................................          29,830
Trustees' fees and expenses...........................................           8,146
Other.................................................................          32,682
                                                                          ------------

    TOTAL EXPENSES....................................................      22,042,886
                                                                          ------------

    NET INVESTMENT INCOME.............................................     262,406,321

NET REALIZED GAIN.....................................................          30,286
                                                                          ------------

NET INCREASE..........................................................    $262,436,607
                                                                          ============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX         FOR THE YEAR
                                                         MONTHS ENDED            ENDED
                                                       DECEMBER 31, 1997     JUNE 30, 1997
------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................     $   262,406,321      $  420,477,213
Net realized gain..................................              30,286            --
                                                        ---------------      --------------

    NET INCREASE...................................         262,436,607         420,477,213
                                                        ---------------      --------------

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income..............................        (262,413,847)       (420,473,721)
Net realized gain..................................             (30,286)           --
                                                        ---------------      --------------

    TOTAL..........................................        (262,444,133)       (420,473,721)
                                                        ---------------      --------------
Net increase from transactions in shares of
 beneficial interest...............................         930,464,348       1,757,892,646
                                                        ---------------      --------------

    NET INCREASE...................................         930,456,822       1,757,896,138
NET ASSETS:
Beginning of period................................       8,928,039,428       7,170,143,290
                                                        ---------------      --------------

    END OF PERIOD
    (Including undistributed net investment income
    of
    $2,534 and $10,060, respectively)..............     $ 9,858,496,250      $8,928,039,428
                                                        ===============      ==============

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the " Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) continued

portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under the Plan: (1) compensation to sales representatives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the six months ended December 31, 1997, the distribution fee was accrued at the annual rate of 0.10%.

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1997 aggregated $17,856,906,193 and $17,183,757,823, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $14,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,549. At December 31, 1997, the Trust had an accrued pension liability of $48,182 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                                           FOR THE SIX         FOR THE YEAR
                                                                                          MONTHS ENDED             ENDED
                                                                                        DECEMBER 31, 1997      JUNE 30, 1997
                                                                                        -----------------     ---------------
                                                                                           (unaudited)
Shares sold.........................................................................      19,524,689,690       32,530,523,067
Shares issued in reinvestment of dividends and distributions........................         261,986,984          419,594,925
                                                                                         ---------------      ---------------
                                                                                          19,786,676,674       32,950,117,992
Shares repurchased..................................................................     (18,856,212,326)     (31,192,225,346)
                                                                                         ---------------      ---------------
Net increase in shares outstanding..................................................         930,464,348        1,757,892,646
                                                                                         ===============      ===============

ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period.

                                                                        FOR THE SIX                FOR THE YEAR ENDED JUNE 30
                                                                       MONTHS ENDED          ----------------------------------
                                                                     DECEMBER 31, 1997             1997                  1996
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................         $  1.00              $       1.00          $       1.00
                                                                          -------              ------------          ------------
Net investment income............................................           0.027                     0.051                 0.052
Less dividends from net investment income........................          (0.027)                   (0.051)               (0.052)
                                                                          -------              ------------          ------------
Net asset value, end of period...................................         $  1.00              $       1.00          $       1.00
                                                                          =======              ============          ===== ======
TOTAL INVESTMENT RETURN+.........................................            2.69%(1)                  5.23%                 5.33%

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................................            0.44%(2)                  0.45%                 0.47%
Net investment income............................................            5.26%(2)                  5.07%                 5.21%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions...........................          $9,858                    $8,928                $7,170


                                                                              1995                 1994                  1993
                                                                       -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................       $       1.00          $       1.00          $       1.00
                                                                        ------------          ------------          ------------

Net investment income............................................              0.051                 0.029                 0.029
Less dividends from net investment income........................             (0.051)               (0.029)               (0.029)
                                                                        ------------          ------------          ------------

Net asset value, end of period...................................       $       1.00          $       1.00          $       1.00
                                                                        ============          ============          ============
TOTAL INVESTMENT RETURN+.........................................               5.23%                 2.99%                 2.95%

RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................................               0.49%                 0.51%                 0.51%
Net investment income............................................               5.16%                 2.95%                 2.90%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions...........................             $5,709                $4,144                $3,604

---------------------
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

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

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jonathan R. Page
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.



---------------
ACTIVE
 ...............
ASSETS(R)
 ...............
ACCOUNT
---------------


ACTIVE ASSETS
MONEY TRUST


Semiannual Report
December 31, 1997